Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss
The changes in the amount of accumulated other comprehensive loss are as follows:

	Foreign currency translation effects	Unrealized gains (losses) on derivative instruments, net of tax	Unrecognized pension obligations, net of tax	Total
Balance January 1, 2011	(33,687)	13	(565)	(34,239)
Foreign currency translation effect on translation of foreign operations	13,357	—	—	13,357
Increase in fair value of derivative instruments, net of tax	—	(13)	—	(13)
Actuarial loss	—	—	744	744
Total change in accumulated other comprehensive loss	13,357	(13)	744	14,088
Balance December 31, 2011	(20,330)	—	179	(20,151)
Foreign currency translation effect on translation of foreign operations	(6,994)	—	—	(6,994)
Actuarial loss	—	—	(1,797)	(1,797)
Total change in accumulated other comprehensive loss	(6,994)	—	(1,797)	(8,791)
Balance December 31, 2012	(27,324)	—	(1,618)	(28,942)